RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 188,313,361	$ 231,573,437
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	188,313,361	231,573,437
Loan portfolio [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	152,614,031	128,098,180
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	35,699,330	103,475,257
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	104,775,099	122,027,804
Commercial lending portfolio [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	77,500,547	67,590,199
Commercial lending portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	27,274,552	54,437,605
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,967,743	3,218,433
Interbank and overnight funds [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,595,142	1,078,774
Interbank and overnight funds [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	372,601	2,139,659
Loans to consumers [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	59,419,444	76,889,145
Loans to consumers [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	55,306,497	47,424,440
Loans to consumers [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,112,947	29,464,705
Mortgage [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	17,883,355	29,120,316
Mortgage [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	13,944,125	11,687,028
Mortgage [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,939,230	17,433,288
Microcredit [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	267,720	317,739
Microcredit [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 267,720	$ 317,739